Finance income and finance costs (Tables)	12 Months Ended
Oct. 31, 2021
Finance income and finance costs [Abstract]
Finance Income and Finance Costs

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Note	$m	$m	$m
Finance costs
Interest on bank borrowings		163.6	176.1	225.4
Commitment fees		1.3	1.7	1.9
Amortization of facility costs and original issue discounts		34.0	58.0	46.7
Finance costs on bank borrowings		198.9	235.8	274.0

Net interest expense on retirement obligations	22	1.5	1.8	2.4
Interest on lease liabilities	19	10.0	13.2	2.0
Interest rate swaps: cash flow hedges		41.3	23.7	-
Other		2.2	7.1	4.0
Total		253.9	281.6	282.4

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
		$m	$m	$m
Finance income
Bank interest		1.5	2.4	16.3
Interest on non-plan pension assets	22	0.2	0.2	0.3
Interest rate swaps: cash flow hedges		-	-	9.9
Other		-	-	0.1
Total		1.7	2.6	26.6

Net finance cost		252.2	279.0	255.8